Schedule of financial information of assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash and cash equivalents	$ 640,167	¥ 4,672,772	¥ 4,969,319
Restricted cash	284,178	2,074,300	1,800,071
Short-term investments	388,035	2,832,382	2,960,821
Accounts receivable and contract assets	329,604	2,405,880	2,208,538
Property, equipment and software, net	85,459	623,792	140,933
Intangible assets	18,810	137,298	98,692
Right of use assets	5,045	36,826	38,110	¥ 192,428
Investments		193,062	179,966
Deferred tax assets	344,398	2,513,865	1,624,325
Prepaid expenses and other assets	176,644	1,289,380	3,384,317
Total assets	3,234,162	23,607,121	21,293,673
Deferred guarantee income	207,684	1,515,950	1,882,036
Liability from quality assurance commitment	406,082	2,964,116	3,306,132
Payroll and welfare payable	39,783	290,389	261,528
Taxes payable	96,712	705,928	207,477
Funds payable to investors of consolidated trusts	109,068	796,122	436,352
Contract liabilities	1,395	10,185	5,109
Deferred tax liabilities	67,296	491,213	340,608
Leasing liabilities	3,941	28,765	35,878
Amounts due to related parties	1,824	13,314	134
Accrued expenses and other liabilities	168,766	1,231,870	941,765
Total liabilities	$ 1,103,317	8,053,446	7,422,775
Beijing Paipairongxin Investment Consulting Company Limited [Member]
Cash and cash equivalents		2,343,220	2,106,153
Restricted cash		1,889,665	1,502,159
Short-term investments		1,653,847	1,639,762
Accounts receivable and contract assets		2,106,533	1,935,393
Quality assurance receivable		1,100,960	1,485,333
Property, equipment and software, net		489,931	15,717
Intangible assets		48,932	34,932
Right of use assets		23,995	31,213
Loans and receivables, net of credit loss allowance for loans receivables		3,499,667	649,839
Investments		972,952	964,755
Investment in subsidiaries		113,571	108,800
Deferred tax assets		2,042,468	1,079,307
Amounts due from Group companies		2,457,600	2,544,968
Amounts due from related parties		952	4,867
Prepaid expenses and other assets		816,569	3,096,253
Total assets		19,560,862	17,199,451
Deferred guarantee income		1,283,000	1,603,682
Liability from quality assurance commitment		2,591,768	2,985,013
Payroll and welfare payable		153,686	142,614
Taxes payable		561,475	133,473
Funds payable to investors of consolidated trusts		793,720	436,322
Contract liabilities		10,185	5,109
Deferred tax liabilities		112,604	65,201
Leasing liabilities		22,673	32,811
Amounts due to Group companies		7,533,335	6,248,306
Amounts due to related parties		130	134
Accrued expenses and other liabilities		878,881	702,030
Total liabilities		¥ 13,941,457	¥ 12,354,695